Additional Information of Consolidated Statements of Cash Flows - USD ($) $ in Thousands	Jan. 28, 2024	Feb. 28, 2022
Odysight.ai
Deconsolidation of Jeffs’ Brands (note 4E):
Net working capital other than cash	$ (1,075)
Property and equipment, net	(58)
Investments accounted for using the equity method	(1,927)
Intangible assets	(6,551)
Financial assets at fair value through profit or loss	(50)
Deferred tax asset	(231)
Lease liabilities	45
Warrants at fair value issued by Jeffs’ Brands	1,874
Derecognition of non-controlling interests	5,245
Recognition of Jeffs’ Brands shares as financial assets at fair value	1,393
Recognition of Jeffs’ Brands warrants as financial assets at fair value	159
Loss arising from deconsolidation	1,318
Net cash deconsolidated upon loss of control	$ 142
Jeffs’ Brands
Deconsolidation of Jeffs’ Brands (note 4E):
Net working capital other than cash		$ 646
Investments accounted for using the equity method		(4,606)
Deferred tax liability		(1,999)
Rights of use assets, property and equipment, net		888
Intangible assets		17,705
Accrued severance pay, net		(126)
Lease liabilities		(570)
Non-controlling interests		(7,849)
Short- term borrowings		(6,296)
Long- term borrowings		(6,394)
Goodwill		8,164
Gain arising from consolidation upon gain of control		(2,300)
Net cash acquired		$ (2,737)